Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock (Series C) [Member]	Preferred Stock (Series B) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2011	$ 329,986	$ 0	$ 0	$ 6	$ 519,971	$ (141,137)	$ (48,854)
Balance as of, Shares at Dec. 31, 2011		0	0	60,300,000
Net income	81,129						81,129
Dividends - Common stock	(73,089)						(73,089)
Other Comprehensive Income / (Loss)	(11,705)					(11,705)
Follow-on offerings proceeds, net, value	194,802			2	194,800
Follow-on offerings proceeds, net, shares				14,500,000
Follow-on offerings expenses	(671)				(671)
Balance as of, value at Dec. 31, 2012	520,452	0	0	8	714,100	(152,842)	(40,814)
Balance as of, shares at Dec. 31, 2012		0	0	74,800,000
Net income	103,087						103,087
Preferred stock Series B issuance, value	48,425		0		48,425
Preferred stock Series B issuance, shares			2,000,000
Preferred stock Series B expenses	(383)				(383)
Dividends - Common stock	(80,784)						(80,784)
Dividends - Preferred stock	(1,536)						(1,536)
Other Comprehensive Income / (Loss)	67,688					67,688
Balance as of, value at Dec. 31, 2013	656,949	0	0	8	762,142	(85,154)	(20,047)
Balance as of, shares at Dec. 31, 2013		0	2,000,000	74,800,000
Net income	115,087						115,087
Preferred stock Series C issuance, value	96,850	0			96,850
Preferred stock Series C issuance, shares		4,000,000
Preferred stock Series C expenses	(327)				(327)
Dividends - Common stock	(83,028)						(83,028)
Dividends - Preferred stock	(11,909)						(11,909)
Other Comprehensive Income / (Loss)	29,020					29,020
Balance as of, value at Dec. 31, 2014	$ 802,642	$ 0	$ 0	$ 8	$ 858,665	$ (56,134)	$ 103
Balance as of, shares at Dec. 31, 2014		4,000,000	2,000,000	74,800,000